CONSOLIDATED BALANCE SHEETS [Parenthetical] - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Held-to-maturity securities, fair value (in dollars)	$ 4,151	$ 6,534
Loans and leases receivable, allowance (in dollars)	$ 1,515	$ 1,568
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,596,064	8,596,064
Treasury stock, shares	112,563	112,563